Profit Before Income Tax	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Profit Before Income Tax
25.	PROFIT BEFORE INCOME TAX

a.	Other operating income and expenses, net

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Rental income	$692,010	$702,916	$467,986	$14,918
Gain on disposal of property, plant and equipment	161,761	208,980	809,950	25,819
Royalty income	674,859	275,289	-	-
Impairment loss (Notes 15, 18 and 19)	(146,570)	(133,880)	(593,874)	(18,931)
Others	(60,290)	119,287	(18,769)	(598)

	$1,321,770	$1,172,592	$665,293	$21,208

b.	Other income

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Interest income
Bank deposits	$1,510,422	$1,853,558	$1,879,685	$59,920
Loans to related parties (Note 35)	-	29,960	-	-
Contracts with customers	2,985	-	-	-
Government subsidies	940,127	846,404	798,168	25,443
Dividends income	256,160	194,812	119,634	3,814

	$2,709,694	$2,924,734	$2,797,487	$89,177

c.	Other gains and losses

	$	$	$		$
	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$		US$ (Note 4)

Net gain on financial assets mandatorily at FVTPL	$6,155,995	$11,726,761		$6,722,811		$214,307
Net loss arising on financial instruments held for trading	(4,295,484)	(1,908,202)		(6,301,411)		(200,874)
Gain on disposal of subsidiary (Note 30)	529,721	-		-		-
Foreign exchange gain (loss ) , net	998,111	(5,538,433)		3,427,874		109,272
Gain on bargain purchase (Note 29)	-	76,715		-		-
Impairment loss on investments accounted for using the equity method (Note 14)	-	(42,143)		(12,107)		(386)
Gain on disposal of investments accounted for using the equity method (Note 14)	55,795	20,952		15,310		488
Others	-	14,342		(80,415)		(2,563)

	$3,444,138	$4,349,992		$3,772,062		$120,244

d.	Finance costs

	$	$	$		$
	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$		US$ (Note 4)

Interest on lease liabilities	$148,916	$184,970		$196,688		$6,270
Interest on borrowings and bonds payable	6,197,706	6,848,484		7,725,331		246,265
Other interest expenses	-	-		224,362		7,152

Total interest expense for financial liabilities measured at amortized cost	6,346,622	7,033,454		8,146,381		259,687
Less: Amounts included in the cost of qualifying assets
Property, plant and equipment	(107,712)	(285,611)		(667,981)		(21,294)

	6,238,910	6,747,843		7,478,400		238,393
Other finance costs	33,176	29,189		24,869		793

	$6,272,086	$6,777,032		$7,503,269		$239,186

Annual interest rates of capitalized borrowing costs
were
as
follows
:

	For the Year Ended December 31
	2023	2024	2025

Annual interest capitalization rates
Property, plant and equipment (%)	1.46-6.82	1.68-6.40	1.44-6.70

e.	Depreciation and amortization

	$	$	$		$
	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$		US$ (Note 4)

Property, plant and equipment	$51,799,481	$53,500,799		$60,938,680		$1,942,578
Right-of-use assets	1,304,020	1,415,140		1,624,770		51,794
Investment properties	1,091,879	1,079,259		1,043,625		33,268
Other intangible assets	3,906,483	3,820,014		3,832,762		122,179

Total	$58,101,863	$59,815,212		$67,439,837		$2,149,819

Summary of depreciation by function
Operating costs	$49,701,740	$51,031,493		$58,040,478		$1,850,190
Operating expenses	4,493,640	4,963,705		5,566,597		177,450

	$54,195,380	$55,995,198		$63,607,075		$2,027,640

Summary of amortization by function
Operating costs	$2,433,492	$2,370,726		$2,397,514		$76,427
Operating expenses	1,472,991	1,449,288		1,435,248		45,752

	$3,906,483	$3,820,014		$3,832,762		$122,179

Refer to Note 19 for information relating to the line items in which any amortization of intangible assets is included.

f.	Operating expenses directly related to investment properties

	$	$	$		$
	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$		US$ (Note 4)

Direct operating expenses of investment properties that generated rental income	$1,593,819	$1,549,651		$1,478,232		$47,122

g.	Employee benefits expense

	$	$	$		$
	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$		US$ (Note 4)

Post-employment benefits
Defined contribution plans	$3,671,057	$3,851,095		$4,146,830		$132,191
Defined benefit plans	209,978	213,990		204,554		6,521

	3,881,035	4,065,085		4,351,384		138,712

Equity-settled share-based payments	742,890	2,188,600		2,481,787		79,113
Other employee benefits	86,893,030	93,677,548		106,008,884		3,379,308

	$91,516,955	$99,931,233		$112,842,055		$3,597,133

	$	$	$		$
	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$		US$ (Note 4)

Summary of employee benefits expense by function
Operating costs	$58,390,785	$61,843,852		$70,444,617		$2,245,605
Operating expenses	33,126,170	38,087,381		42,397,438		1,351,528

	$91,516,955	$99,931,233		$112,842,055		$3,597,133

h.	Employees’ compensation and remuneration to directors
The Articles stipulates to distribute employees’ compensation and remuneration to directors at the rates of 0.01%-1.00% and no higher than 0.75%, respectively, of net profit before income tax, employees’ compensation and remuneration to directors. Pursuant to the amendment to the Securities and Exchange Act in August 2024, the Company’s shareholders approved at the 2025 shareholders’ meeting the amendment to the Articles to stipulate that, among the abovementioned employees’ compensation, 0.01% to 0.05% shall be designated for grassroots employees.

	For the Year Ended December 31
	2023		2024		2025
	Accrual Rate (%)	Accrual Amount	Accrual Rate (%)	Accrual Amount	Accrual Rate (%)	Accrual Amount
		NT$		NT$		NT$	US$ (Note 4)

Employees’ compensation	0.25	$79,385	0.25	$81,113	0.25	$101,339	$ 3,230
Remuneration to directors	0.40	127,016	0.25	79,947	0.24	97,286	3,101
If there is a change in the proposed amounts after the consolidated financial statement authorized for issue, the differences are recorded as a change in accounting estimate and will be adjusted in the following year.
In March 2024 and March 2025, the board of directors resolved the appropriations of employees’ compensation and remuneration to directors in cash for 2023 and 2024, respectively. The differences between the resolved amounts and the accrued amounts reflected in the annual consolidated financial statements for the years ended December 31, 2023 and 2024 were deemed changes in estimates. The differences were NT$1,951 thousand and NT$2,882 thousand (US$92 thousand) and were adjusted in net profit for each of the years ended December 31, 2024 and 2025, respectively.

	For Year 2023		For Year 2024
	Employees’ compensation	Remuneration to directors	Employees’ compensation	Remuneration to directors
	NT$	NT$	NT$	NT$

Resolved by the board of directors	$79,450	$125,000	$81,178	$77,000

Recognized in the consolidated financial statements	$79,385	$127,016	$81,113	$79,947

Information for the employees’ compensation and the remuneration to directors resolved by the board of directors is available at the Market Observation Post System website of the Taiwan Stock Exchange (the “TWSE”).